RESTRICTED NET ASSETS (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
RESTRICTED NET ASSETS
Minimum percentage of after tax profits to be allocated to general reserve fund	10.00%	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%	50.00%
Amount appropriated to the statutory reserve funds	$ 219,000	1,326,000	1,326,000
Amounts restricted include paid-in capital and statutory reserves of the Company's PRC Subsidiaries and the equity of the VIEs	$ 47,509,000	287,607,000